II. ACCOUNTING POLICIES - Estimated Useful Lives of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additional depreciation expenses	$ 20.1	$ 25.2
Buildings and improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Year)	30 years
Buildings and improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Year)	50 years
Plant and production equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Year)	10 years
Plant and production equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Year)	40 years
Vehicles, furniture and fixtures, and other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Year)	4 years
Vehicles, furniture and fixtures, and other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Year)	10 years